INVESTMENTS (Details 6)		12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 Home Inns CNY	Sep. 30, 2013 Home Inns CNY	Dec. 31, 2014 Home Inns ADS USD ($)	Dec. 31, 2014 Home Inns ADS CNY
Equity method investment disclosures
Current assets		1,230,755,000	1,621,982,000
Non-current assets		8,030,078,000	7,755,635,000
Current liabilities		1,751,016,000	1,776,838,000
Non-current liabilities		2,546,507,000	3,292,033,000
Retain earnings		1,568,795,000	1,175,874,000
Non-controlling interest		15,188,000	19,429,000
Total shareholder's equity		4,963,310,000	4,308,746,000
Total revenues		6,657,128,000	6,208,970,000
Net Revenues		6,247,843,000	5,825,490,000
Income from operations		643,675,000	455,294,000
Net income		446,490,000	191,009,000
Net (loss) / income attributable to Home Inns Group's shareholders		441,396,000	189,650,000
Closing price of ADS (in dollars per share)	$ 182.00			$ 30.02
Aggregate market value				$ 216,000,000	1,300,000,000